Consolidated Statements of Income And Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues, net	$ 59,350,721	$ 42,661,732	$ 27,609,436
Revenues - related party		11,407	520,869
Total revenues	$ 59,350,721	42,673,139	28,130,305
Cost of revenues	46,891,617	35,188,331	23,757,669
Gross profit	12,459,104	7,484,808	4,372,636
Operating expenses:
Selling, general & administrative expenses	7,250,331	5,779,600	3,085,437
Total operating expenses	7,250,331	5,779,600	3,085,437
Income from operations	5,208,773	1,705,208	1,287,199
Interest expense	(278,363)	(552,894)	(468,823)
Government grants	1,027,581	1,439,186	2,714,026
Other income	225,306	64,873	112,140
Other expense	(133,421)	(238,413)	(101,034)
Total other income	841,103	712,752	2,256,309
Income before provision for income taxes	6,049,876	2,417,960	3,543,508
Income tax provision	1,275,633	635,859	594,240
Net income	4,774,243	1,782,101	2,949,268
Comprehensive income
Net income	4,774,243	1,782,101	2,949,268
Other comprehensive income (loss)
Foreign currency translation adjustment	(684,590)	27,280	78,074
Total comprehensive income	$ 4,089,653	$ 1,809,381	$ 3,027,342
Earnings per common share
Basic	$ 0.30	$ 0.11	$ 0.19
Diluted	$ 0.30	$ 0.11	$ 0.19
Weighted average common shares outstanding
Basic	16,015,079	15,586,865	15,294,800
Diluted	16,015,079	15,586,865	15,294,800